Retained Earnings and Accumulated Other Comprehensive Income or loss - Dividends (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Jun. 30, 2025 MXN ($)	Apr. 30, 2025 $ / shares	May 31, 2024 MXN ($)	Apr. 30, 2024 $ / shares	May 31, 2023 MXN ($)	Apr. 30, 2023 $ / shares	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Aggregate amount of dividends paid							$ 1,018,954	$ 1,018,954	$ 1,027,354
Multiplying factor							1.4286
Statutory income tax rate							30.00%	30.00%	30.00%
Withholding tax rate							10.00%
Cumulative earnings							$ 100,593,396
Series A, B, D and L Shares
Aggregate amount of dividends paid	$ 1,018,954		$ 1,018,954		$ 1,027,354
Dividend per share | $ / shares				$ 0.002991452991		$ 0.002991452991
CPOs
Dividend per share | $ / shares		$ 0.35		$ 0.35		$ 0.35